UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cardinal Capital Management, LLC

Address:  One Greenwich Office Park
          Greenwich, CT  06831


13F File Number: 028-07760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Amy K. Minella
Title:    Managing Director
Phone:    (203) 863-8981


Signature, Place and Date of Signing:

/s/ Amy K. Minella                Greenwich, CT            May 15, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  87

Form 13F Information Table Value Total: $1,357,017
                                         (thousands)


List of Other Included Managers:

NONE

                                                   FORM 13F INFORMATION TABLE
                                                           March 31, 2008




                                  TITLE                    VALUE     SHARES/    SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS      CUSIP      (X$1000)  PRN AMT    PRN CALL DSCRETN  MGRS   SOLE     SHARED  NONE
--------------                    --------      -----      --------  -------    --- ---- -------  ----   ----     ------  ----
AFC ENTERPRISES INC.              COM           00104Q107  19,962    2,220,470  SH       SOLE     NONE   1,407,620          812,850
ACETO CORP                        COM           004446100   8,369    1,205,842  SH       SOLE     NONE     745,431          460,411
ACXIOM CORP                       COM           005125109   5,789      487,730  SH       SOLE     NONE     306,330          181,400
AFFILIATED MANAGERS GROUP         COM           008252108  17,431      192,098  SH       SOLE     NONE     106,818           85,280
ALLEGHENY TECHNOLOGIES INC        COM           01741R102   2,648       37,105  SH       SOLE     NONE       6,005           31,100
AMERICAN EAGLE OUTFITTERS NE      COM           02553E106   5,077      289,939  SH       SOLE     NONE      94,639          195,300
ARGON ST INC                      COM           040149106  27,236    1,601,188  SH       SOLE     NONE   1,014,332          586,856
GALLAGHER ARTHUR J & CO           COM           363576109  17,363      735,081  SH       SOLE     NONE     426,131          308,950
B & G FOODS INC NEW               CL A          05508R106   5,681      516,430  SH       SOLE     NONE     322,300          194,130
BARNES & NOBLE INC.               COM           067774109  14,782      482,293  SH       SOLE     NONE     276,153          206,140
CBIZ INC.                         COM           124805102  25,611    3,154,124  SH       SOLE     NONE   1,998,550        1,155,574
CARPENTER TECHNOLOGY CORP         COM           144285103  42,555      760,315  SH       SOLE     NONE     438,225          322,090
CASH AMER INTL INC                COM           14754D100  49,382    1,356,657  SH       SOLE     NONE     816,797          539,860
CENVEO INC.                       COM           15670S105   3,408      325,790  SH       SOLE     NONE     205,230          120,560
CHECK POINT SOFTWARE TECH LT      ORD           M22465104  10,735      479,219  SH       SOLE     NONE     194,419          284,800
CHEMED CORP NEW                   COM           16359R103  10,421      246,952  SH       SOLE     NONE     155,750           91,202
CHESAPEAKE ENERGY CORP            COM           165167107  10,581      229,283  SH       SOLE     NONE      94,233          135,050
CITIZENS COMMUNICATIONS CO        COM           17453B101   7,566      721,236  SH       SOLE     NONE     248,936          472,300
COMPASS MINERALS INTL INC         COM           20451N101  17,522      297,085  SH       SOLE     NONE     168,065          129,020
COMSTOCK RES INC                  COM NEW       205768203  22,715      563,650  SH       SOLE     NONE     319,910          243,740
CONVERGYS CORP                    COM           212485106  34,973    2,322,246  SH       SOLE     NONE   1,328,976          993,270
COVENTRY HEALTH CARE INC          COM           222862104   8,570      212,402  SH       SOLE     NONE      81,102          131,300
DRS TECHNOLOGIES INC              COM           23330X100   7,426      127,415  SH       SOLE     NONE      40,245           87,170
ELECTRO RENT CORP                 COM           285218103  10,098      666,529  SH       SOLE     NONE     421,574          244,955
EQUIFAX INC.                      COM           294429105   5,239      151,941  SH       SOLE     NONE      52,041           99,900
EXPRESS SCRIPTS INC               COM           302182100   2,068       32,150  SH       SOLE     NONE       5,630           26,520
FBR CAPITAL MARKETS CORP          COM           30247C301   1,843      272,984  SH       SOLE     NONE     158,354          114,630
FAIR ISAAC CORP.                  COM           303250104  16,489      766,220  SH       SOLE     NONE     436,860          329,360
FISERV INC.                       COM           337738108   5,589      116,226  SH       SOLE     NONE      39,026           77,200
GENWORTH FINL INC                 COM CL A      37247D106   2,307      101,921  SH       SOLE     NONE      17,821           84,100
GLOBAL CASH ACCESS HLDGS INC      COM           378967103  20,431    3,486,585  SH       SOLE     NONE   2,210,840        1,275,745
GLOBALOPTIONS GROUP INC           COM NEW       37946D209      63       30,198  SH       SOLE     NONE       5,700           24,498
FULLER H B CO                     COM           359694106  16,546      810,704  SH       SOLE     NONE     463,012          347,692
SCHEIN HENRY INC                  COM           806407102   1,837       32,001  SH       SOLE     NONE       5,701           26,300
HEWITT ASSOCS INC                 COM           42822Q100   8,370      210,460  SH       SOLE     NONE      85,960          124,500
HILB ROGAL & HOBBS CO             COM           431294107  39,683    1,260,977  SH       SOLE     NONE     742,360          518,617
IHOP CORP                         COM           449623107  14,198      296,400  SH       SOLE     NONE     187,450          108,950
IMS HEALTH INC                    COM           449934108   7,786      370,578  SH       SOLE     NONE     150,578          220,000
INFOUSA INC NEW                   COM           456818301  19,933    3,262,430  SH       SOLE     NONE   2,113,170        1,149,260
INTUIT                            COM           461202103   6,099      225,810  SH       SOLE     NONE      86,810          139,000
INVESTMENT TECHNOLOGY GRP NE      COM           46145F105  48,250    1,044,816  SH       SOLE     NONE     600,906          443,910
J2 GLOBAL COMMUNICATIONS INC      COM NEW       46626E205  20,065      898,974  SH       SOLE     NONE     569,044          329,930
JACKSON HEWITT TAX SVCS INC       COM           468202106  19,683    1,716,020  SH       SOLE     NONE   1,089,050          626,970
KAMAN CORP                        COM           483548103  24,325      859,840  SH       SOLE     NONE     542,910          316,930
LABORATORY CORP AMER HLDGS        COM NEW       50540R409   7,183       97,487  SH       SOLE     NONE      17,187           80,300
LIGAND PHARMACEUTICALS INC        CL B          53220K207   5,714    1,428,620  SH       SOLE     NONE     905,370          523,250
LINCARE HLDGS INC                 COM           532791100  12,416      441,690  SH       SOLE     NONE     280,680          161,010
LIQUIDITY SERVICES INC            COM           53635B107   4,433      554,129  SH       SOLE     NONE     347,899          206,230
LORAL SPACE & COMMUNICATNS L      COM           543881106  19,489      817,483  SH       SOLE     NONE     516,992          300,491
MDC PARTNERS INC                  CL A SUB VTG  552697104  13,577    1,867,587  SH       SOLE     NONE   1,182,890          684,697
MIPS TECHNOLOGIES INC             COM           604567107   9,648    2,436,260  SH       SOLE     NONE   1,530,260          906,000
MANTECH INTL CORP                 CL A          564563104  10,760      237,220  SH       SOLE     NONE     145,380           91,840
NVR INC                           COM           62944T105   1,291        2,160  SH       SOLE     NONE         380            1,780
NELNET INC                        CL A          64031N108  21,503    1,830,048  SH       SOLE     NONE   1,047,523          782,525
NOVATEL WIRELESS INC              COM NEW       66987M604  20,759    2,144,540  SH       SOLE     NONE   1,362,870          781,670
NOVELL INC.                       COM           670006105  15,832    2,517,090  SH       SOLE     NONE   1,578,990          938,100
OCEANEERING INTL INC              COM           675232102  29,820      473,329  SH       SOLE     NONE     270,869          202,460
PACER INTL INC TENN               COM           69373H106  25,037    1,523,850  SH       SOLE     NONE     967,760          556,090
PLAINS EXPL& PRODTN CO            COM           726505100   8,446      158,942  SH       SOLE     NONE      64,814           94,128
PROGRESS SOFTWARE CORP            COM           743312100  67,664    2,261,481  SH       SOLE     NONE   1,312,281          949,200
PROVIDENCE SVC CORP               COM           743815102  32,617    1,087,230  SH       SOLE     NONE     686,386          400,844
PURECYCLE CORP                    COM NEW       746228303     151       27,100  SH       SOLE     NONE       5,500           21,600
QUEST DIAGNOSTICS INC             COM           74834L100   4,707      103,976  SH       SOLE     NONE      37,076           66,900
DONNELLEY R R & SONS CO           COM           257867101   8,864      292,437  SH       SOLE     NONE     119,980          172,457
SRS LABS INC                      COM           78464M106  11,574    2,175,545  SH       SOLE     NONE   1,369,805          805,740
SCHOLASTIC CORP                   COM           807066105  37,583    1,241,602  SH       SOLE     NONE     710,202          531,400
SILGAN HOLDINGS INC.              COM           827048109  44,106      888,687  SH       SOLE     NONE     505,010          383,677
SPEEDWAY MOTORSPORTS INC          COM           847788106  38,820    1,548,451  SH       SOLE     NONE     901,312          647,139
STAGE STORES INC.                 COM NEW       85254C305  29,470    1,819,114  SH       SOLE     NONE   1,150,714          668,400
STONE ENERGY CORP.                COM           861642106  14,470      276,620  SH       SOLE     NONE     173,510          103,110
SUN-TIMES MEDIA GROUP INC         COM           86688Q100   1,322    1,836,370  SH       SOLE     NONE   1,168,350          668,020
SYBASE INC                        COM           871130100  14,547      553,099  SH       SOLE     NONE     316,519          236,580
SYNERON MEDICAL LTD               ORD SHS       M87245102  13,000      893,470  SH       SOLE     NONE     565,680          327,790
TELETECH HOLDINGS INC             COM           879939106  22,366      995,800  SH       SOLE     NONE     570,820          424,980
TELEDYNE TECHNOLOGIES INC         COM           879360105   5,240      111,500  SH       SOLE     NONE      70,600           40,900
STANLEY WKS                       COM           854616109   3,429       72,005  SH       SOLE     NONE      12,605           59,400
TRIARC COS INC                    CL A          895927101  10,251    1,591,700  SH       SOLE     NONE     895,192          696,508
TRIARC COS INC                    CL B SER 1    895927309     322       45,700  SH       SOLE     NONE      45,700                0
UCBH HOLDINGS INC                 COM           90262T308   5,864      755,716  SH       SOLE     NONE     432,456          323,260
VENOCO INC.                       COM           92275P307  11,685    1,005,610  SH       SOLE     NONE     630,360          375,250
VERIFONE HLDGS INC                COM           92342y109  23,537    1,483,100  SH       SOLE     NONE     849,022          634,078
VIRGIN MEDIA INC.                 COM           92769L101   8,396      596,725  SH       SOLE     NONE     243,594          353,131
WARNER CHILCOTT LIMITED           COM CL A      G9435N108   6,755      375,280  SH       SOLE     NONE     236,540          138,740
WEST PHARMACEUTICAL SVSC INC      COM           955306105  26,292      594,445  SH       SOLE     NONE     340,355          254,090
WHITING PETE CORP NEW             COM           966387102  21,256      328,780  SH       SOLE     NONE     206,460          122,320
WILLIS GROUP HOLDINGS LTD         SHS           G96655108  13,917      414,076  SH       SOLE     NONE     163,076          251,000
WINDSTREAM CORP                   COM           97381W104   6,201      518,953  SH       SOLE     NONE     163,653          355,300



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